Termination of Combination with Fyffes and Subsequent Acquisition by Cutrale-Safra Termination of Combination with Fyffes (Tables)	12 Months Ended
Dec. 31, 2014
Acquisition by Cutrale-Safra [Abstract]
Business Combination Disclosure [Text Block]
On March 10, 2014, we announced our intention to combine with Fyffes plc ("Fyffes") and entered into a transaction agreement for the proposed combination, the terms of which were amended on September 25, 2014. A special meeting of our shareholders was held on October 24, 2014 in which the shareholders did not approve the amended transaction agreement with Fyffes; therefore, Fyffes delivered a notice of termination of the transaction agreement. In connection with the terminated Fyffes strategic combination, we incurred legal, advisory and other expenses totaling $14 million during the year ended December 31, 2014. In addition, pursuant to the terms of the amended transaction agreement and expenses reimbursement agreement, we incurred a termination fee of $23 million , which we paid in November 2014.
Additionally, in connection with the Cutrale-Safra Merger Agreement, we incurred legal, advisory and other expenses totaling $14 million during the year ended December 31, 2014. See Note 1 to the Consolidated Financial Statements for further information regarding the Merger Agreement.
All of the above costs have been included in "Transaction costs" in the Consolidated Statement of Income.